Share-Based Payments (Fair Value Assumptions) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yields			0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return	0.81%	1.34%	0.40%
Expected dividend yields	1.37%	1.48%
Expected award life (years)	5 years 15 days	1 year	1 year
Expected volatility	32.20%	31.30%	29.90%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return	2.07%	2.65%	2.82%
Expected dividend yields	1.56%	1.65%
Expected award life (years)	5 years 26 days	5 years 29 days	4 years 9 months 22 days
Expected volatility	32.80%	31.80%	50.78%